Financing Income, Net (Details) - Schedule of financing income net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Financing Income Net Abstract
Change in fair value of convertible advanced investment	$ (269)	$ (189)
Change in fair value of derivative warrant liability	106
Amortization of discount and accrued interest relating to straight loan received from commercial bank	68	12
Amortization of discount relating to loan received from controlling shareholder	28		[1]
Change in accounting estimates related to maturity date of loan received from controlling shareholder	12
Exchange rate differences and other finance expenses	(32)	46
Total	$ (87)	$ (131)

[1]	During the period of six months ended June 30, 2022, discount expenses relating to loan received from controlling shareholder were de minimis. See also Note 7 below.